                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                               Washington DC 20549

                                    FORM 13F


                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     June 30, 2006

Check here if Amendment [ ]; Amendment number:

This Amendment (Check only one):   [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Tweedy, Browne Company LLC
Address:     350 Park Avenue, 9th Floor
             New York, NY  10022

Form 13F File Number: 28-1222

    The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name:     Kenneth E. Leopold
Title:    General Counsel
Phone:    212-916-0600

Signature,                  Place,        and Date of Signing:
Kenneth E. Leopold     New York, New York     08/14/2006
Signature                  City,  State          Date

Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                     FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                  1

Form 13F Information Table Entry Total:            70

Form 13F Information Table Value Total:    $2,841,795

List of Other Included Managers:

        Provide a numbered list of the name(s) and Form file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.                                                  1
Form 13F File Number:                         28-04975
Name:                   Affiliated Managers Group Inc.

                           FORM 13F INFORMATION TABLE


                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
ABN AMRO HLDGS ADR             ADR              000937102    52752 1928081  SH       SOLE                 1928081
AKZO NOBEL NV SPONSORED ADR    ADR              010199305    18688  347547  SH       SOLE                  347547
DIAGEO PLC- SPONSORED ADR      ADR              25243Q205    50656  749901  SH       SOLE                  749901
GALLAHER GROUP PLC             ADR              363595109      407    6500  SH       SOLE                    6500
GLAXO SMITHKLINE PLC, ADR      ADR              37733W105    61578 1103541  SH       SOLE                 1103541
HEINEKEN HOLDINGS 'A' ADRS     ADR              B0DM8G4      23457  640891  SH       SOLE                  640891
HEINEKEN NV ADR                ADR              2419176      43963 2074315  SH       SOLE                 2074315
NOVARTIS AG ADR                ADR              66987V109    13355  247690  SH       SOLE                  247690
SANOFI-AVENTIS ADR             ADR              80105N105    45231  928772  SH       SOLE                  928772
UNILEVER (UL)                  ADR              904767704    10515  466486  SH       SOLE                  466486
UNILEVER (UN)                  ADR              904784709    41786 1853021  SH       SOLE                 1853021
HEINEKEN HOLDING NV            COM              B0CCH46     305598 8289948  SH       SOLE                 8289948
ENNSTONE PLC                   COM              0178725       4933 5470500  SH       SOLE                 5470500
HONDA MOTOR CO LTD             COM              6435145        953   30000  SH       SOLE                   30000
21ST CENTURY INS GROUP         COM              90130N103     3090  214568  SH       SOLE                  214568
ACMAT CORP CLASS A             COM              004616207      843   51890  SH       SOLE                   51890
ALLIED IRISH BANKS PLC         COM              019228402      368    7600  SH       SOLE                    7600
ALTRIA GROUP, INC.             COM              02209S103      377    5140  SH       SOLE                    5140
AMERICAN EXPRESS COMPANY       COM              025816109   114402 2149599  SH       SOLE                 2093055           56544
AMERICAN NATIONAL INSURANCE CO COM              028591105    73497  566585  SH       SOLE                  541904           24681
ANHEUSER-BUSCH COS. INC.       COM              035229103     1194   26200  SH       SOLE                   26200
BANK OF AMERICA CORP COM       COM              060505104    59614 1239368  SH       SOLE                 1140368           99000
BAUSCH & LOMB                  COM              071707103    15943  325095  SH       SOLE                  252095           73000
BERKSHIRE HATHAWAY INC DEL     COM              084670108    17324     189  SH       SOLE                     189
COMCAST CORP - CLASS A         COM              20030N101      746   22793  SH       SOLE                   22793
COMCAST CORP SPECIAL CLASS A   COM              20030N200   122143 3726138  SH       SOLE                 3389138          337000
COMMONWEALTH TELEPHONE ENTPRS  COM              203349105     7442  224438  SH       SOLE                  224438
CORVEL CORP                    COM              221006109     1162   46467  SH       SOLE                   46467

DOLLAR THRIFTY AUTOMOTIVE      COM              256743105    12509  277548  SH       SOLE                  277548
ELECTRONIC DATA SYSTEMS CORP   COM              285661104    13342  554535  SH       SOLE                  387281          167254
EXXON MOBIL CORPORATION        COM              30231G102       97    1584  SH       SOLE                    1584
FEDERATED INVESTORS INC (PA.)  COM              314211103    67011 2127333  SH       SOLE                 2035333           92000
FIRST LONG ISLAND CORP - NY    COM              320734106     2084   50044  SH       SOLE                   50044
FISHER COMPANIES INC           COM              337756209      245    5824  SH       SOLE                    5824
GATX CORP                      COM              361448103     4767  112161  SH       SOLE                  112161
GENERAL ELECTRIC CO            COM              369604103      310    9400  SH       SOLE                    9400
GORMAN-RUPP CO                 COM              383082104    12024  452025  SH       SOLE                  452025
GREAT AMERN FINL RES INC       COM              389915109    17856  853118  SH       SOLE                  853118
KRAFT FOODS INC-A              COM              50075n104      263    8500  SH       SOLE                    8500
LEUCADIA NATIONAL CORP         COM              527288104    20083  688010  SH       SOLE                  688010
MB FINANCIAL, INC.             COM              55264U108      916   25911  SH       SOLE                   25911
MBIA INC                       COM              55262C100   129058 2204235  SH       SOLE                 2087635          116600
NATIONAL WESTERN LIFE INS CO   COM              638522102    40637  169569  SH       SOLE                  169569
PNC FINANCIAL SERVICES GROUP I COM              693475105    97019 1382624  SH       SOLE                 1331624           51000
POPULAR INC.                   COM              733174106    51051 2658888  SH       SOLE                 2658888
PROQUEST COMPANY               COM              74346p102    20796 1692094  SH       SOLE                 1496704          195390
RAMCO GERSHENSON PROPERTIES TR COM              751452202     4379  162611  SH       SOLE                  162611
RAYONIER INC                   COM              754907103    20999  553927  SH       SOLE                  553927
SAUL CENTERS INC               COM              804395101      285    7000  SH       SOLE                    7000
SHENANDOAH TELECOMMUNICATIONS  COM              82312B106      624   13280  SH       SOLE                   13280
SHERWIN WILLIAMS CO            COM              824348106      370    7800  SH       SOLE                    7800
STEPAN CO                      COM              858586100     2638   83530  SH       SOLE                   83530
TECUMSEH PRODUCTS COMPANY CLAS COM              878895200      585   30483  SH       SOLE                   30483
TORCHMARK CORP                 COM              891027104   115609 1903975  SH       SOLE                 1903975
TRANSATLANTIC HLDGS            COM              893521104   119910 2145080  SH       SOLE                 1998756          146324
TRIBUNE CO                     COM              896047107    34576 1066165  SH       SOLE                  985045           81120
TRUSTMARK CORPORATION          COM              898402102     1189   38400  SH       SOLE                   38400
UNIFIRST CORP                  COM              904708104    27586  799590  SH       SOLE                  692905          106685
URSTADT BIDDLE PROPERTIES INC. COM              917286106      239   15000  SH       SOLE                   15000
UST INC                        COM              902911106      608   13465  SH       SOLE                   13465
VERIZON COMMUNICATIONS         COM              92343V104      268    8000  SH       SOLE                    8000
WAL-MART STORES INC            COM              931142103    58373 1211802  SH       SOLE                 1105847          105955
WELLS FARGO & COMPANY          COM              949746101    76075 1134101  SH       SOLE                 1134101
AMERICAN INT'L GROUP           COM              026874107   353541 5987148  SH       SOLE                 5812448          174700
BRISTOL MYERS SQUIBB CO        COM              110122108    30116 1164575  SH       SOLE                  997575          167000
COCA COLA FEMSA                COM              191241108   103598 3509433  SH       SOLE                 3337933          171500
HOLLINGER INTERNATIONAL INC    COM              435569108    87634 10913380 SH       SOLE                10913380
JOHNSON & JOHNSON              COM              478160104    22533  376050  SH       SOLE                  376050
NATUZZI SPA                    COM              63905A101    28819 4030633  SH       SOLE                 4030633
PFIZER INC                     COM              717081103   169157 7207385  SH       SOLE                 7027385          180000.00


                                     Page 2